Schedule of Long-lived Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 664	$ 530	$ 742
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	448	276	236
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	171	206	390
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 45	$ 48	$ 116